Equity Accounted Investments - Additional Information (Detail) (USD $)			1 Months Ended	6 Months Ended		1 Months Ended			1 Months Ended					6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	May 31, 2014 Tanker Investments Ltd [Member] Subsidiary	Jun. 30, 2014 Tanker Investments Ltd [Member]	Jan. 31, 2014 Tanker Investments Ltd [Member]	May 31, 2014 Tanker Investments Ltd [Member] Subsidiary One [Member] Vessel	May 31, 2014 Tanker Investments Ltd [Member] Subsidiary Two [Member] Vessel	Jan. 31, 2014 Tanker Investments Ltd [Member] Maximum [Member]	Jan. 31, 2014 Tanker Investments Ltd [Member] Common Stock [Member]	Jan. 31, 2014 Tanker Investments Ltd [Member] Preferred Stock [Member]	Jun. 30, 2014 Teekay Tankers and Wah Kwong Joint Venture [Member]	Dec. 31, 2013 Teekay Tankers and Wah Kwong Joint Venture [Member]	Mar. 31, 2012 Teekay Tankers and Wah Kwong Joint Venture [Member]	Jun. 30, 2014 Teekay Tankers and Wah Kwong Joint Venture [Member] Joint Venture Interest Rate Derivative [Member]
Ownership percentage				6.51%							50.00%
Amount advanced to joint venture	$ 8,680,000	$ 9,830,000									$ 8,680,000
Secured term loan maximum amount to be drawn													68,600,000
Loan outstanding balance											62,900,000	64,700,000
Percentage of exposure to loan guarantee											50.00%
Interest rate swap agreement notional amount														68,600,000
Percentage of interest rate swap agreement														1.47%
Percentage of interest rate swap agreement, description														The interest rate swap exchanges a receipt of floating interest based on 3-months LIBOR for a payment of a fixed rate of 1.47% every three months.
Common stock, shares purchased									2,500,000	1
Common stock, value	35,975,000	8,366,000			25,000,000
Stock purchase warrants								750,000
Number of stock purchase warrants					1
Stock warrant purchased					$ 3,420,000
Preferred stock, voting rights				Elect one Board member
Number of subsidiaries sold			2
Number of vessels sold						1	1